United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles H. Foos
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos , New Haven, CT October 2001


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 138

Form 13F Information Value Total (thousands): 538831



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                         VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS  CUSIP  (x$1000) PRN AMT PRN CALL DISCRETIONMANAGERS SOLE     SHARED      NONE        CALC FOR
------------------- --------  ------  ---- -----------------------------------------------        VALUE
AMEX Technology Select SPDR      COM         81369Y803   $267,575  13,900         SOLE                                  13,900
AMR Corp.                        COM         001765106   $756,030  39,500         SOLE                                  39,500
AOL Time Warner Inc.             COM          00184A105 $7,555,075 228,250         SOLE                                 228,250
AT&T Corp.                       COM          00209A106 $2,286,358 153,036         SOLE                                 153,036
AT&T Corp.                       COM          530718105 $2,921,000 230,000         SOLE                                 230,000
Abbott Laboratories              COM          002824100 $9,301,890 179,400         SOLE                                 179,400
Agere Systems Inc.               COM          00845V100   $579,600 140,000         SOLE                                 140,000
Agilent Technologies, Inc.       COM          00846U101 $1,571,273  80,372         SOLE                                  80,372
Alcoa Inc.                       COM          013817101 $1,922,620  62,000         SOLE                                  62,000
Allstate Corp                    COM          020002101 $2,804,985  75,100         SOLE                                  75,100
American Express                 COM           025816109 $5,485,075 188,750         SOLE                                 188,750
American International Group     COM           026874107$12,385,464 158,788         SOLE                                 158,788
Anadarko Petroleum Corp.         COM           032511107 $1,827,040  38,000         SOLE                                  38,000
Anheuser-Busch Cos Inc           COM           035229103 $4,397,400 105,000         SOLE                                 105,000
Applied Materials, Inc.          COM           038222105 $2,118,780  74,500         SOLE                                  74,500
Archer-Daniels-Midland Co        COM           039483102 $2,357,087 187,219         SOLE                                 187,219
AutoZone                         COM           053332102 $3,785,780  73,000         SOLE                                  73,000
Automatic Data Processing        COM           053015103 $4,384,128  93,200         SOLE                                  93,200
BEA Systems Inc.                 COM           073325102    $62,335   6,500         SOLE                                   6,500
BP Amoco PLC ADR                 COM           055622104 $2,188,065  44,500         SOLE                                  44,500
Banc One Corp. New               COM           06423A103 $4,352,930 138,320         SOLE                                 138,320
BankAmerica Corp.                COM           060505104 $1,350,793  23,130         SOLE                                  23,130
Baxter International Inc.        COM           071813109 $5,769,240 104,800         SOLE                                 104,800
Bed Bath & Beyond Inc.           COM           075896100   $182,039   7,150         SOLE                                   7,150
BellSouth Corp.                  COM           079860102 $3,531,750  85,000         SOLE                                  85,000
Boeing Co.                       COM           097023105 $1,611,350  48,100         SOLE                                  48,100
Bristol-Myers Squibb Co.         COM           110122108 $6,175,494 111,150         SOLE                                 111,150
BroadWing Inc.                   COM           111620100 $2,564,760 159,500         SOLE                                 159,500
Burlington Resources Inc.        COM           122014103 $2,257,860  66,000         SOLE                                  66,000
Calpine Corp.                    COM           131347106    $45,620   2,000         SOLE                                   2,000
Celestica Inc.                   COM           15101Q108 $1,430,625  52,500         SOLE                                  52,500
Check Point Software Tech Ltd    COM           M22465104    $93,585   4,250         SOLE                                   4,250
Chevron Corp                     COM           166764100 $3,398,475  40,100         SOLE                                  40,100
Chubb Corp.                      COM           171232101 $3,499,090  49,000         SOLE                                  49,000
Ciena Corp.                      COM           171779101    $34,986   3,400         SOLE                                   3,400
Cisco Sytems, Inc.               COM           17275R102 $5,319,006 436,700         SOLE                                 436,700
Citigroup                        COM           172967101$15,091,110 372,620         SOLE                                 372,620
Coca-Cola Co                     COM           191216100$12,883,750 275,000         SOLE                                 275,000
Colgate Palmolive Co.            COM           194162103 $3,623,150  62,200         SOLE                                  62,200
Convergys Corp.                  COM           212485106 $2,464,200  88,800         SOLE                                  88,800
Danielson Holding Corp           COM           236274106 $1,055,728 283,037         SOLE                                 283,037
Deere & Co                       COM           244199105 $2,341,223  62,250         SOLE                                  62,250
Delphi Automotive Systems        COM           247126105 $1,825,292 155,344         SOLE                                 155,344
Devon Energy Corporation         COM           25179M103 $1,365,680  39,700         SOLE                                  39,700
Du Pont (E.I.) De Nemours & Co   COM           263534109 $1,737,176  46,300         SOLE                                  46,300
EMC Corp.                        COM           268648102 $2,154,950 183,400         SOLE                                 183,400
El Paso Corp.                    COM           28336L109 $3,789,360  91,200         SOLE                                  91,200
Elan Corporation PLC             COM           284131208 $5,683,185 117,300         SOLE                                 117,300
Electronic Data Systems          COM           285661104 $5,354,940  93,000         SOLE                                  93,000
Emerson Electric Co              COM           291011104 $4,127,162  87,700         SOLE                                  87,700
Engelhard Corp                   COM           292845104 $2,044,350  88,500         SOLE                                  88,500
Enron Corp.                      COM           293561106   $190,610   7,000         SOLE                                   7,000
Ericsson (LM) Tel. Co CL B ADR   COM           294821400   $875,990 251,000         SOLE                                 251,000
Exxon Mobil Corporation          COM           30231G102$18,630,211 472,848         SOLE                                 472,848
Federal Home Loan Mtg Corp       COM           313400301 $6,955,000 107,000         SOLE                                 107,000
Federal National Mortgage Assn   COM           313586109 $5,460,092  68,200         SOLE                                  68,200
Fedex Corp.                      COM           31428X106 $1,859,550  50,600         SOLE                                  50,600
First Data Corporation           COM           319963104 $6,530,946 112,100         SOLE                                 112,100
FleetBoston Financial Corp.      COM           339030108 $3,061,275  83,300         SOLE                                  83,300
Ford Motor Co.                   COM           345370860 $4,354,035 250,953         SOLE                                 250,953
Gannett Company Inc              COM           364730101 $2,224,070  37,000         SOLE                                  37,000
Gemstar-TV Guide Intl. Inc.      COM           36866W106    $88,695   4,500         SOLE                                   4,500
General Electric Co              COM           369604103$26,106,960 701,800         SOLE                                 701,800
Gillette Co                      COM           375766102 $2,935,300  98,500         SOLE                                  98,500
Glaxosmithkline Plc-Ads          COM           37733W105 $6,205,469 110,575         SOLE                                 110,575
Guidant Corp.                    COM           401698105 $4,046,350 105,100         SOLE                                 105,100
Harris Corp.                     COM           413875105 $1,880,562  59,100         SOLE                                  59,100
Hartford Finl Svcs Group, Inc.   COM           416515104 $4,082,430  69,500         SOLE                                  69,500
Heinz (H.J.) Co                  COM           423074103 $1,359,338  32,250         SOLE                                  32,250
Hewlett-Packard Co               COM           428236103 $3,511,740 218,800         SOLE                                 218,800
Honeywell International          COM           438516106 $2,790,480 105,700         SOLE                                 105,700
IBM Corp.                        COM           459200101$11,336,592 123,600         SOLE                                 123,600
Impath Inc.                      COM           45255G101    $96,628   2,800         SOLE                                   2,800
Intel Corp                       COM           458140100$10,894,520 533,000         SOLE                                 533,000
Intl Flavors & Fragrances        COM           459506101 $2,021,370  73,000         SOLE                                  73,000
Invitrogen Corp.                 COM           46185R100    $98,640   1,500         SOLE                                   1,500
JP Morgan Chase & Co.            COM           46625H100 $7,787,908 228,050         SOLE                                 228,050
Kimberly Clark Corp.             COM           494368103 $2,498,600  40,300         SOLE                                  40,300
Kimco Realty Corp.               COM           49446R109 $4,345,225  89,500         SOLE                                  89,500
Kraft Foods Inc.-A               COM           50075N104 $2,646,490  77,000         SOLE                                  77,000
Lilly (Eli) & Co                 COM           532457108$13,307,430 164,900         SOLE                                 164,900
Lowes Companies, Inc.            COM           548661107 $6,418,620 202,800         SOLE                                 202,800
MBIA Inc.                        COM           55262C100 $5,615,000 112,300         SOLE                                 112,300
MGIC Investment Corp.            COM           552848103 $3,985,740  61,000         SOLE                                  61,000
Macrovision Corp.                COM           555904101    $56,820   2,000         SOLE                                   2,000
Manpower, Inc.                   COM           56418H100 $1,935,255  73,500         SOLE                                  73,500
Marsh & McLennan Companies       COM           571748102 $7,697,320  79,600         SOLE                                  79,600
McData Corp.                     COM           580031201   $175,670  20,938         SOLE                                  20,938
McDonalds Corp                   COM           580135101 $4,885,200 180,000         SOLE                                 180,000
Mcgraw-Hill Companies            COM           580645109 $2,956,560  50,800         SOLE                                  50,800
Medtronic, Inc.                  COM           585055106 $6,163,950 141,700         SOLE                                 141,700
Merck & Co                       COM           589331107$17,675,640 265,400         SOLE                                 265,400
Mercury Interactive Corp.        COM           589405109    $34,272   1,800         SOLE                                   1,800
Microsoft Corporation            COM           594918104$14,992,861 293,001         SOLE                                 293,001
Minnesota Mining & Mfg Co        COM           604059105 $3,020,880  30,700         SOLE                                  30,700
Mirant Corp.                     COM           604675108   $157,680   7,200         SOLE                                   7,200
Morgan Stanley Dean Witter       COM           617446448 $4,183,088  90,250         SOLE                                  90,250
Netegrity Inc.                   COM           64110P107    $25,710   3,000         SOLE                                   3,000
News Corp Ltd Ads                COM           652487703   $520,560  21,600         SOLE                                  21,600
News Corp Ltd Ads                CONV. PFD.    652487802   $229,932  10,800         SOLE                                  10,800
Norfolk Southern Corp            COM           655844108   $725,400  45,000         SOLE                                  45,000
Nortel Networks Corp.            COM           656568102   $743,325 132,500         SOLE                                 132,500
Northeast Bancorp                COM           663904100    $72,750   6,000         SOLE                                   6,000
Novartis AG-ADR                  COM           66987V109 $5,958,652 153,100         SOLE                                 153,100
Oracle Corp.                     COM           68389X105 $3,399,116 270,200         SOLE                                 270,200
Pepsico Inc.                     COM           713448108$10,160,750 209,500         SOLE                                 209,500
Perkinelmer Inc.                 COM           714046109 $2,584,640  98,500         SOLE                                  98,500
Philip Morris Companies Inc      COM           718154107 $8,064,430 167,000         SOLE                                 167,000
Procter & Gamble Co.             COM           742718109 $9,571,885 131,500         SOLE                                 131,500
Qwest Communications Int.        COM           749121109 $2,495,281 149,418         SOLE                                 149,418
Rockwell Internat'l Corp New     COM           773903109   $829,420  56,500         SOLE                                  56,500
Royal Dutch Petroleum -NY Reg    COM           780257804 $5,160,675 102,700         SOLE                                 102,700
SBC Communications Inc           COM           78387G103$11,372,035 241,342         SOLE                                 241,342
Sabre Holdings Corp              COM           785905100 $1,738,100  65,000         SOLE                                  65,000
Schering-Plough                  COM           806605101 $2,819,600  76,000         SOLE                                  76,000
Schlumberger LTD                 COM           806857108 $2,262,150  49,500         SOLE                                  49,500
Sears Roebuck & Co               COM           812387108 $1,385,600  40,000         SOLE                                  40,000
Siebel Systems, Inc.             COM           826170102    $48,137   3,700         SOLE                                   3,700
Sonicwall Inc.                   COM           835470105    $71,280   6,000         SOLE                                   6,000
Starwood Hotels & Resorts        COM           85590A203 $1,830,400  83,200         SOLE                                  83,200
Syngenta AG-ADR                  COM           87160A100   $158,503  15,898         SOLE                                  15,898
Target Corp.                     COM           87612E106 $2,540,000  80,000         SOLE                                  80,000
Tellabs, Inc.                    COM           879664100   $849,680  86,000         SOLE                                  86,000
Texaco Inc                       COM           881694103 $3,809,000  58,600         SOLE                                  58,600
Texas Instruments, Inc.          COM           882508104 $2,048,360  82,000         SOLE                                  82,000
Transocean Sedco Forex Inc.      COM           G90078109 $2,043,175  77,393         SOLE                                  77,393
Trw Inc                          COM           872649108 $1,395,576  46,800         SOLE                                  46,800
Tyco International Ltd.          COM           902124106 $4,195,100  92,200         SOLE                                  92,200
USX-Marathon Group               COM           902905827 $1,875,175  70,100         SOLE                                  70,100
United Parcel Service            COM           911312106 $1,611,380  31,000         SOLE                                  31,000
Verisign Inc.                    COM           92343E102    $75,420   1,800         SOLE                                   1,800
Veritas Software Corp.           COM           923436109    $77,448   4,200         SOLE                                   4,200
Verizon Communications Inc.      COM           92343V104 $9,447,606 174,600         SOLE                                 174,600
Wal-Mart Stores                  COM           931142103$12,726,450 257,100         SOLE                                 257,100
Walgreen Co                      COM           931422109 $7,292,274 211,800         SOLE                                 211,800
Waters Corporation               COM           941848103   $214,620   6,000         SOLE                                   6,000
Wells Fargo & Co. New            COM           949746101   $235,585   5,300         SOLE                                   5,300
Zimmer Holdings Inc              COM           98956P102 $1,912,391  68,915         SOLE                                  68,915